General and Administrative Expenses	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
General And Administrative Expenses

18. General and Administrative Expenses

General and administrative expenses include management fees payable to our Managers and costs in relation to our operation as a public company. General and administrative expenses for the years ended December 31, 2013, 2014 and 2015 were as follows:

	December 31,
	2013	2014	2015
Management fees - related party	$8,379	$8,962	$10,764
Professional fees (legal and accounting)	648	813	906
Compensation for Directors and Officers	1,120	2,004	1,712
Listing fees and expenses	75	87	90
Miscellaneous	1,138	1,465	1,145
Total	$11,360	$13,331	$14,617